Schedule of Investments (unaudited) March 31, 2020	BlackRock LifePath Dynamic 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 100.2%

Equity Funds — 92.1%
Active Stock Master Portfolio	$50,094,828	$50,094,828
BlackRock Advantage Emerging Markets Fund — Class K	1,266,010	10,292,664
International Tilts Master Portfolio	15,192,178	15,192,178
iShares Core MSCI EAFE ETF	77,363	3,859,640
iShares Developed Real Estate Index Fund — Class K	574,294	4,519,691
iShares MSCI EAFE Small-Cap ETF	88,656	3,974,448
Master Total Return Portfolio	133	133

		87,933,582

Security	Shares/ Investment Value	Value

Fixed Income Funds — 1.2%
Core Alpha Bond Master Portfolio	$726,860	$726,860
iShares TIPS Bond ETF	3,279	386,660

		1,113,520

Short-Term Securities — 6.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(a)	6,564,050	6,564,050

Total Affiliated Investment Companies — 100.2% (Cost — $108,235,176)		95,611,152

Liabilities in Excess of Other Assets — (0.2)%		(204,303)

Net Assets — 100.0%		$95,406,849

(a)	Annualized 7-day yield as of period end.
(b)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 12/31/19		Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$59,597,236	(b)	$—		$(9,502,408	)(c)	$50,094,828	$50,094,828	$219,778		$(610,343)	$(24,150,973)
BlackRock Advantage Emerging Markets Fund — Class K	1,068,663	(b)	225,160	(d)	(27,813	)(e)	1,266,010	10,292,664	—		8,066	(3,347,839)
BlackRock Cash Funds: Institutional, SL Agency Shares(f)	2,902,014	(b)	—		(2,902,014	)(g)	—	—	572	(h)	381	—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,682,760	(b)	—		(4,118,710	)(c)	6,564,050	6,564,050	40,589		—	—
CoreAlpha Bond Master Portfolio	$882,431	(b)	$—		$(155,571	)(g)	$726,860	726,860	4,967		18,681	(176,450)
International Tilts Master Portfolio	$20,296,393	(b)	$—		$(5,104,215	)(c)	$15,192,178	15,192,178	120,216		(1,126,060)	(6,956,626)
iShares Core MSCI EAFE ETF	—		77,363	(i)	—		77,363	3,859,640	—		—	(867,038)
iShares Developed Real Estate Index Fund — Class K	494,249	(b)	80,045	(d)	—		574,294	4,519,691	—		—	(1,647,734)
iShares MSCI EAFE Small-Cap ETF	74,791	(b)	13,865	(d)	—		88,656	3,974,448	—		—	(1,298,194)
iShares TIPS Bond ETF	3,279	(b)	—		—		3,279	386,660	416		—	4,427
Master Total Return Portfolio	$10	(b)	$123	(g)	$—		$133	133	2		2	(37)

								$95,611,152	$386,540		$(1,709,273)	$(38,440,464)

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2050 Fund

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents shares/investment value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(c)	Represents net shares/Investment value purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.
(d)	Represents shares purchased by the Fund and the LifePath Dynamic Master Portfolio.
(e)	Represents shares sold by the LifePath Dynamic Master Portfolio.
(f)	As of period end, the entity is no longer held by the Fund.
(g)	Represents net shares/Investment value purchased (sold) by the LifePath Dynamic Master Portfolio.
(h)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(i)	Represents shares purchased by the LifePath Dynamic Master Portfolio.

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard and Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	21	06/18/20	$2,430	$(93,949)
10-Year U.S. Treasury Note	3	06/19/20	416	17,961
E-Mini MSCI EAFE Index	60	06/19/20	4,678	312,576
MSCI Emerging Markets Index	23	06/19/20	969	16,656
Russell 2000 E-Mini Index	29	06/19/20	1,664	(160,763)

				92,481

Short Contracts
S&P 500 E-Mini Index	22	06/19/20	2,827	174,272

				$266,753

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2050 Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	4,110,660	USD	3,003,650	Morgan Stanley & Co. International PLC	06/17/20	$(80,572)
EUR	145,003	USD	165,646	Morgan Stanley & Co. International PLC	06/17/20	(5,258)
EUR	5,261,387	USD	6,013,209	Morgan Stanley & Co. International PLC	06/17/20	(193,568)
USD	655,705	EUR	593,031	Bank of America N.A.	06/17/20	(248)
USD	659,747	EUR	580,149	Deutsche Bank AG	06/17/20	18,042
USD	1,649,337	EUR	1,532,116	Bank of America N.A.	06/17/20	(45,343)

	Net unrealized depreciation					$(306,947)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s” (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$23,033,103	$—	$—	$23,033,103
Short-Term Securities	6,564,050	—	—	6,564,050

Subtotal	$29,597,153	$—	$—	$29,597,153

Investments Valued at NAV(a)				66,013,999

Total Investments				$95,611,152

Derivative Financial Instruments(b)
Assets:
Equity contracts	$503,504	$—	$—	$503,504
Foreign currency exchange contracts	—	18,042	—	18,042
Interest rate contracts	17,961	—	—	17,961
Liabilities:
Equity contracts	(254,712)	—	—	(254,712)
Foreign currency exchange contracts	—	(324,989)	—	(324,989)

	$266,753	$(306,947)	$—	$(40,194)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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